Other Income (Details) - Schedule of other Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income (Details) - Schedule of other Income [Line Items]
Other income	$ 23,154	$ 38,196	$ 180,345	$ 6,237,620	$ 828,332	$ 4,188	$ 8,554
Rent- waiver [Member]
Other Income (Details) - Schedule of other Income [Line Items]
Other income				6,126,800
Write back of accrued interest not settled [Member]
Other Income (Details) - Schedule of other Income [Line Items]
Other income					754,929
Miscellaneous [Member]
Other Income (Details) - Schedule of other Income [Line Items]
Other income			$ 180,345	$ 110,820	$ 73,403	$ 4,188	$ 8,554